SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Deferred revenue	$ 228	$ 228
Research and develoment, net	187	245	277
Grants received from the OCS	206	153	275
Weighted average fair value of options granted during the year	$ 2.96	$ 4.62	$ 7.35
Severance liability, percentage	8.33%
Severance expenses	107	38	173
Safe-harbor contribution percentage	3.00%
Defined contribution plan, employer contributions	$ 65	$ 25	$ 30